FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21782

Exact Name of registrant as                  Small Cap Value Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    03/31/06





























Item 1.  Schedule of Investments

SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS - 99.72%

Consumer Discretionary - 30.25%
   Beebe Stores                            4500          82,890
   4 Kids Entertainment                    4000          68,760
   Marine Products                         6200          68,138
   Nu Skin Enterprises                     2650          46,455
   Tempur Pedic International              5100          72,165
                                                        -------
                                                        338,408
Consumer Staples - 24.03%
   Deluxe Corp                             2100          54,957
   RSA Security Inc                        5700         102,258
   Sanderson Farms                         2100		   47,040
   Valassis Communications                 2200          64,614
                                                        -------
                                                        268,869
Financial - 6.81%
   Advance America, Cash Advance           5300          76,214
                                                        -------
                                                         76,214
Healthcare/Pharmaceutical - 6.30%
   Amerigroup Corp.                        3500          73,640
                                                        -------
                                                         73,640

  -------

Total Common Stocks  (cost $1,035,368)			1,115,714

SHORT-TERM INVESTMENTS - 0.28%
   Cash Less Debits                    $3,109             3,109
                                                       --------

   Total short-term investments   (cost $3,109)           3,109
                                                       --------

Total investment securities-100.00%(cost$1,118,822)   1,118,822

                                                       --------

Net assets - 100.00%                                $ 1,118,822
                                                   ============

THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.
NOTES TO FINANCIAL STATEMENTS

Investment Transactions - There were no Purchases or Sales of investment securities (excluding money market funds) for the three months ended March 31, 2006. At the end of the period, net unrealized appreciation for Federal Income tax purposes aggregated $80,345, of which $134,221 related to unrealized appreciation of securities and ($53,876) related to unrealized depreciation of securities. The cost of investments at March 31, 2005 for Federal Income tax purposes was $1,035,368, excluding short term investments.


Item 2.  Controls and Procedures


a) Laura S. Adams is the President and Treasurer of the Fund and has concluded that the Registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant's internal control over financial reporting.
























Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                        -------------------------
                                                    Laura S. Adams
                                                    President

Date:  04/12/05






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Small Cap Value Fund, Inc.

                                             By /s/ Laura S. Adams
                                        -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  04/12/05